ROU Assets and Operating Lease Liabilities - Schedule of Measurement of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$ 102,636	$ 70,534	$ 70,407